Commitments (Details) - 12 months ended Dec. 31, 2020	USD ($)	CAD ($)
Officer [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum monthly payments		$ 14,083
Employee [Member] | USD [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum monthly payments	$ 14,850
Former Officer [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum monthly payments		19,167
Officer and Employee [Member] | USD [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum monthly payments	$ 31,875
Officer and Director [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum monthly payments		$ 36,667